SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2021 $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (in RMB/USD)	6.3726